CRITICAL ACCOUNTING ESTIMATES AND JUDGEMENTS (Schedule of Non Financial Assets for Impairment Tests) (Details)	Dec. 31, 2021
Disclosure of critical accounting estimates and judgements [Abstract]
Terminal growth rate	1.00%
After-tax discount rate	7.00%
Pre-tax discount rate	8.50%